CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net Income	¥ 86,145	¥ 82,409	¥ 247,809	¥ 239,028
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(3,627)	(229)	1,277	(1,835)
Net change of debt valuation adjustments	(68)	384	136	303
Net change of defined benefit pension plans	(294)	206	492	5
Net change of foreign currency translation adjustments	21,460	(19,918)	(16,585)	(5,129)
Net change of unrealized gains (losses) on derivative instruments	2,168	(754)	(3,560)	(64)
Total other comprehensive income (loss)	19,639	(20,311)	(18,240)	(6,720)
Comprehensive Income	105,784	62,098	229,569	232,308
Comprehensive Income Attributable to the Noncontrolling Interests	1,211	496	1,584	2,299
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	182	173	229	760
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 104,391	¥ 61,429	¥ 227,756	¥ 229,249